SUPPLEMENT DATED SEPTEMBER 19, 2011

To the variable annuity prospectuses dated May 1, 2011, as supplemented June 20, 2011 of:
Allianz VisionSM
Allianz ConnectionsSM
Allianz High Five®
Allianz High Five® L
Valuemark® II
Valuemark® IV

To the variable annuity prospectus dated April 11, 2011, as supplemented June 20, 2011 of:
Allianz VisionSM

To the variable annuity prospectuses dated May 1, 2011 and April 11, 2011,

as supplemented June 20, 2011 and July 22, 2011 of:
Allianz VisionSM New York

To the variable annuity prospectus dated May 1, 2011, as supplemented June 10 and June 20, 2011 of:
Allianz ConnectionsSM

To the variable annuity prospectuses dated May 1, 2011 of:
Allianz Alterity®
Allianz Rewards®
Allianz Retirement ProSM

ISSUED BY

Allianz Life Insurance Company of North America or Allianz Life Insurance Company of New York
and Allianz Life Variable Account B or Allianz Life of NY Variable Account C (collectively, “Allianz Life”)

This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

1.	Notice of Effected Substitution.

Effective September 16, 2011, shares of the PIMCO EqS Pathfinder Portfolio (“Pathfinder Portfolio”) were substituted for all shares of the Mutual Global Discovery Securities Fund (“Mutual Global Fund”) owned through variable insurance products issued by Allianz Life. Shares of the replaced Investment Option, Mutual Global Fund, are no longer available through the Contracts. As indicated below, Institutional Class shares of the Pathfinder Portfolio replaced Class 1 shares of the Mutual Global Fund, and Advisor Class shares of the Pathfinder Portfolio replaced Class 2 shares of the Mutual Global Fund. There was no fee charged for the substitutions. In addition, the substitutions will not count toward any limit on free transfers.

Replacement Investment Option (Adviser)	Share Classes	Replaced Investment Option (Adviser)	Share Classes
PIMCO EqS Pathfinder PortfolioTM (Pacific Investment Management Company LLC, or “PIMCO”)	Institutional Class Advisor Class	Mutual Global Discovery Securities Fund (Franklin Mutual Advisers, LLC)	Class 1 Class 2

2.	Effective July 1, 2011, the advisor for the AZL Money Market Fund changed from BlackRock Institutional Management Corporation to BlackRock Advisors, LLC.

3.	The “Expenses” section – Contract Maintenance Charge is revised as follows:

–	For non-New York prospectuses, in the second paragraph, the 3rd sentence is deleted and a last sentence is added:

We also waive this charge when paying death benefits under death benefit payment options A, B, or C.

–
For New York prospectuses, the last sentence of the second paragraph is revised: We also waive this charge when paying death benefits under death benefit payment options A, B, and C, and during the Annuity Phase.

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4.	The following is added to the “Death Benefit” section:

If a Beneficiary dies before you, that Beneficiary’s interest in this Contract ends unless your Beneficiary designation specifies otherwise. If there are no remaining primary Beneficiaries, we pay any remaining contingent Beneficiary(ies). If there are no remaining Beneficiaries, or no named Beneficiaries, we pay the death benefit to your estate. Unless you instruct us to pay Beneficiaries a specific percentage of the death benefit, they each receive an equal share.

The following is added to the guaranteed portion of the death benefit (generically) for all prospectuses:

For multiple Beneficiaries, we determine the guaranteed portion of the death benefit (i.e., Traditional Death Benefit value, Quarterly Anniversary Value, Maximum Anniversary Value, Traditional GMDB value, Enhanced GMDB value, or Earnings Protection GMDB value) for each surviving Beneficiary’s portion of the death benefit at the time we first receive in Good Order at our Service Center the death benefit payment option and due proof of death. We determine the Contract Value for each surviving Beneficiary’s portion of the death benefit as of the end of the Business Day during which we receive in Good Order at our Service Center their selected death benefit payment option.

5.	For Allianz Retirement Pro only:

In section 3. Ownership – Covered Person(s), the second sentence of the second paragraph is revised as follows:

However, you can remove a joint Covered Person before the Benefit Date on a Contract Anniversary, or after the Benefit Date on a Benefit Anniversary by completing the appropriate form and sending it to us within 30 days before the anniversary.

In the section 10.  Income Advantage Payments – Calculating Your Income Advantage Payments – Excess Withdrawals and Transfers to the Base Account, the first sentence of the third paragraph is revised as follows:

For example, assume your annual maximum Income Advantage Payment is $2,000 and you take an annual actual Income Advantage Payment of $1,000.

In Appendix B on page 50, the second table in the examples is changed as follows.

Income Advantage Payment	Income Advantage Account Value	Income Advantage Death Benefit’s Quarterly Anniversary Value	Benefit Base
Prior to payment	$97,000	$120,000	$120,000
$4,800 payment	– $4,800	–[($4,800/ 97,000) x 120,000)] =– $5,938	no change
After payment	$92,200	$114,062	$120,000

6.	For Allianz Connections, Vision and Vision New York:

In the section 2. Ownership – Covered Person(s) and in Appendix D – Covered Person(s) (if applicable), the second sentence of the second paragraph is revised as follows:

However, you can remove a joint Covered Person before the Benefit Date on a Contract Anniversary, or after the Benefit Date on a Benefit Anniversary by completing the appropriate form and sending it to us within 30 days before the anniversary.

In the section 11.a Income Protector – Calculating Your Lifetime Plus Payments – Excess Withdrawals, the first sentence of the second paragraph is revised as follows:

For example, assume your annual maximum Lifetime Plus Payment is $2,000 and you take an annual actual Lifetime Plus Payment of $1,000.

7.	For Allianz Connections and Vision:

In the section 8. Access to Your Money – Waiver of Withdrawal Charge Benefit, the following is revised:

•
Pennsylvania – The waiver is not available if on the Issue Date, an Owner was confined to a nursing home or was already diagnosed with a terminal illness. Also, the nursing home confinement requirement is a total of 90 days within a six month period. These 90 days do not need to be consecutive.

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NOTICE OF SUBSTITUTION

Dated September 16, 2011

Allianz Life Insurance Company of North America

Allianz Life Variable Account A

Allianz Life Variable Account B

Allianz Life Insurance Company of New York

Allianz Life of NY Variable Account C

(collectively, “Allianz Life”)

Effective September 16, 2011, shares of the PIMCO EqS Pathfinder Portfolio (“Pathfinder Portfolio”) were substituted for all shares of the Mutual Global Discovery Securities Fund (“Mutual Global Fund”) owned through variable insurance products issued by Allianz Life. As indicated below, Institutional Class shares of the Pathfinder Portfolio replaced Class 1 shares of the Mutual Global Fund, and Advisor Class shares of the Pathfinder Portfolio replaced Class 2 shares of the Mutual Global Fund.

Replacement Fund (Adviser)	Share Classes	Replaced Fund (Adviser)	Share Classes
PIMCO EqS Pathfinder PortfolioTM (Pacific Investment Management Company LLC, or “PIMCO”)	Institutional Class Advisor Class	Mutual Global Discovery Securities Fund (Franklin Mutual Advisers, LLC)	Class 1 Class 2

From the date of your initial notice through the date of the substitution, you were allowed to make one transfer of Contract value invested in the Mutual Global Fund into any one or more other Investment Options available to you under your Contract, without any limitation or charge on the transfer. If you did not exercise this free transfer right prior to the substitution, for a period of 30 days after the substitution, you may make one transfer of Contract value invested in the Pathfinder Portfolio into any one or more other Investment Options available to you under your Contract, again without any limitation or charge on transfers. Any transfers you may make pursuant to this free transfer right will be subject to the restrictions on Investment Option allocations set forth in your Contract. Your free transfer will not count as one of the limited number of transfers permitted in a year free of charge, and Allianz Life will not impose any additional transfer restrictions on this transfer. After the conclusion of the 30 days following the substitution, any transfers will be subject to any applicable limitations or charges described in your Contract's prospectus.

If you did not transfer your Contract value from the Mutual Global Fund prior to the date of the substitution, that amount was automatically transferred to the Pathfinder Portfolio. The automatic transfer does not count toward the number of free transfers available under your Contract, and you will not be assessed a transfer or any other fee for this automatic transfer.

For your convenience, we previously sent the most recent prospectus for the Pathfinder Portfolio along with your initial notice of the substitution. If you would like information or a prospectus, free of charge, for any of the Investment Options available under your contract, or if you would like to make a transfer of your Contract value, please call our Service Center toll-free at 800.624.0197, or visit our website at www.allianzlife.com/Products/VariableAnnuities. If you have any other questions, please feel free to call our Service Center. Thank you for your business.